Segment Information	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Segment Information	SEGMENT INFORMATION
Operating results of operating segments are regularly reviewed by the Company’s chief operating decision maker to make decisions about resources to be allocated to the segment and to assess performance. The Company considers each of its mine sites as a reportable operating segment. The following table presents significant information about the Company’s reportable operating segments as reported to the Company’s chief operating decision maker:

Year ended December 31, 2023
	Revenue	Operating expense	Depreciation and depletion	Exploration and evaluation expense	Other operating expenses	Income (loss) from operations
Mesquite	$168,001	$(102,030)	$(36,732)	$—	$—	$29,239
Castle Mountain	40,806	(31,947)	(4,589)	(905)	—	3,365
Los Filos(1)	305,950	(261,822)	(53,588)	(673)	(255)	(10,388)
Aurizona	233,423	(128,457)	(47,083)	(4,724)	—	53,159
Fazenda	127,962	(81,547)	(34,008)	(2,544)	—	9,863
RDM(1)	101,931	(62,992)	(16,944)	—	(1,108)	20,887
Santa Luz	110,118	(95,437)	(22,031)	(2,669)	—	(10,019)
Greenstone	—	—	—	—	—	—
Corporate	—	—	—	(175)	(46,311)	(46,486)
	$1,088,191	$(764,232)	$(214,975)	$(11,690)	$(47,674)	$49,620

Year ended December 31, 2022
	Revenue	Operating expense	Depreciation and depletion	Exploration and evaluation expense	Other operating expenses	Income (loss) from operations
Mesquite	$220,465	$(119,923)	$(41,952)	$—	$—	$58,590
Castle Mountain	41,891	(24,131)	(3,724)	(4)	—	14,032
Los Filos	237,979	(253,680)	(49,527)	(537)	—	(65,765)
Mercedes(2)	28,806	(15,435)	(753)	(651)	—	11,967
Aurizona	183,265	(107,150)	(35,867)	(5,118)	—	35,130
Fazenda	116,401	(67,632)	(43,276)	(3,245)	—	2,248
RDM(1)	58,114	(46,101)	(6,760)	(2,104)	(8,724)	(5,575)
Santa Luz(1)(3)	65,275	(46,002)	(5,313)	(6,060)	(579)	7,321
Greenstone	—	—	—	(760)	—	(760)
Corporate	—	—	—	56	(46,852)	(46,796)
	$952,196	$(680,054)	$(187,172)	$(18,423)	$(56,155)	$10,392
(1)Other operating expenses at Los Filos and RDM for the year ended December 31, 2023 (2022 – RDM and Santa Luz) relate to care and maintenance costs incurred.
(2)Segment information for the year ended December 31, 2022 includes the results of Mercedes until April 21, 2022, the date of disposition (note 5(a)).
(3)The first gold pour occurred at Santa Luz during the three months ended March 31, 2022. Based on the level of production achieved, the Company assessed and determined that Santa Luz was operating as intended by management on September 30, 2022. Depreciation and depletion of capitalized costs at Santa Luz commenced on October 1, 2022 (note 9(b)).
27.    SEGMENT INFORMATION (CONTINUED)

	Total assets		Total liabilities
At December 31	2023	2022	2023	2022
Mesquite	$297,252	$280,420	$(65,312)	$(67,330)
Castle Mountain	329,236	290,604	(24,014)	(21,886)
Los Filos	1,171,265	1,119,403	(227,567)	(237,617)
Aurizona	365,952	335,839	(55,914)	(54,371)
Fazenda	94,065	106,945	(30,746)	(38,949)
RDM	165,021	146,043	(39,124)	(15,558)
Santa Luz	306,076	300,953	(30,693)	(22,971)
Greenstone	1,300,441	815,049	(227,533)	(173,665)
Corporate(1)	321,069	461,141	(1,207,013)	(872,270)
	$4,350,377	$3,856,397	$(1,907,916)	$(1,504,617)
(1)Corporate assets at December 31, 2023 include the Company’s investment in Sandbox (2022 – investments in i-80 Gold and Sandbox) (note 10).

	Capital expenditures(1)
Years ended December 31	2023	2022
Mesquite	$16,194	$42,449
Castle Mountain	11,337	16,709
Los Filos	37,483	66,341
Mercedes(2)	—	7,232
Aurizona	46,353	48,275
Fazenda	21,653	16,952
RDM	29,107	28,938
Santa Luz	7,596	53,198
Greenstone	425,656	350,844
Corporate	999	11,239
	$596,378	$642,177
(1)Capital expenditures in the above table represents capital expenditures on an accrual basis. Expenditures on mineral properties, plant and equipment in the consolidated statements of cash flows represent capital expenditures on a cash basis which excludes non-cash additions and capitalized borrowing costs (note 9) and includes a decrease in accrued expenditures of $26.8 million (2022 – excludes an increase in accrued expenditures of $39.9 million).
(2)Capital expenditures for the year ended December 31, 2022 include capital expenditures at Mercedes until April 21, 2022, the date of disposition (note 5(a)).
The following table presents the Company’s non-current assets other than financial instruments, investments in associates, and deferred income tax assets by region:

At December 31	2023	2022
United States	$488,701	$473,299
Mexico	915,625	947,407
Brazil	750,962	774,368
Canada	1,284,252	816,763
Total non-current assets, excluding financial instruments, investments in associates and deferred income tax assets	$3,439,540	$3,011,837
27.    SEGMENT INFORMATION (CONTINUED)
The following table presents revenue from sales to major customers that exceeded 10% of the Company’s revenue for the years ended December 31, 2023 and 2022:

	2023	2022
Customer 1(1)	$653,395	$582,584
Customer 2(2)	268,688	206,706
Customer 3(3)	145,805	110,785
Total revenue from major customers	$1,067,888	$900,075
Total revenue from major customers as percentage of total revenue	98.1%	94.5%
(1)Revenues from Customer 1 for the year ended December 31, 2023 relate to all segments except Los Filos (2022 – all segments except Los Filos and Mercedes).
(2)Revenues from Customer 2 for the years ended December 31, 2023 and 2022 relate to all segments except Mesquite, Castle Mountain and Aurizona.
(3)Revenues from Customer 3 for the years ended December 31, 2023 and 2022 relate to Los Filos.